Note 11 - Commitments and Contingencies: Schedule of Rent Expense (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Rent Expense
Year ended September 30, 2016	$ 40,064
Year ended September 30, 2017	36,108
Year ended September 30, 2018	37,200
Total	$ 113,372